Revenue - Schedule of Revenue Recognized in Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of operating segments [line items]
Revenue from rendering of services (recognized over time)	€ 203	€ 164	€ 599	€ 2,255
Sale of clinical supply (recognized at a point in time)	316	1,959	533	2,206
"Right-to-use" licenses (recognized at a point in time)	594	634	1,749	1,957
Total revenue	1,113	2,757	2,881	6,418
Revenue by geographical location
Total revenue	1,113	2,757	2,881	6,418
VISEN Pharmaceuticals [Member]
Disclosure of operating segments [line items]
Total revenue	1,004	2,757	2,554	6,418
Revenue by geographical location
Total revenue	1,004	2,757	2,554	6,418
Other collaboration partners [Member]
Disclosure of operating segments [line items]
Total revenue	109		327
Revenue by geographical location
Total revenue	109		327
North America [member]
Disclosure of operating segments [line items]
Total revenue	702	634	2,076	1,957
Revenue by geographical location
Total revenue	702	634	2,076	1,957
China [member]
Disclosure of operating segments [line items]
Total revenue	411	2,123	805	4,461
Revenue by geographical location
Total revenue	€ 411	€ 2,123	€ 805	€ 4,461